Defined Contribution Plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Defined Contribution Plan
11. Defined Contribution Plan
The Company sponsors a 401(k) retirement plan in which substantially all of its full-time employees are eligible to participate. Participants may contribute a percentage of their annual compensation to this plan, subject to statutory limitations. During the years ended December 31, 2022, 2021, 2020, the Company provided $0.6 million, $0.6 million, and $0.5 million, respectively, in contributions to the plan.